Cover	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity File Number	001-38267
Entity Registrant Name	RIBBON COMMUNICATIONS INC.
Entity Central Index Key	0001708055
Entity Tax Identification Number	82-1669692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 TECHNOLOGY PARK DRIVE
Entity Address, City or Town	WESTFORD
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01886
City Area Code	(978)
Local Phone Number	614-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	RBBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false